POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 29, 2016 TO THE PROSPECTUS DATED

AUGUST 28, 2015, AS PREVIOUSLY SUPPLEMENTED DECEMBER 21, 2015 AND

DECEMBER 4, 2015 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares BuyBack Achievers™ Portfolio
PowerShares Cleantech™ Portfolio
PowerShares Dividend Achievers™ Portfolio
PowerShares DWA Basic Materials Momentum Portfolio
PowerShares DWA Consumer Cyclicals Momentum Portfolio
PowerShares DWA Consumer Staples Momentum Portfolio
PowerShares DWA Energy Momentum Portfolio
PowerShares DWA Financial Momentum Portfolio
PowerShares DWA Healthcare Momentum Portfolio
PowerShares DWA Industrials Momentum Portfolio
PowerShares DWA Momentum Portfolio
PowerShares DWA NASDAQ Momentum Portfolio
PowerShares DWA Technology Momentum Portfolio
PowerShares DWA Utilities Momentum Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares High Yield Equity Dividend Achievers™ Portfolio
PowerShares International Dividend Achievers™ Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares Russell Top 200 Equal Weight Portfolio
PowerShares Russell Top 200 Pure Growth Portfolio
PowerShares Russell Top 200 Pure Value Portfolio
PowerShares Russell Midcap Equal Weight Portfolio
PowerShares Russell Midcap Pure Growth Portfolio
PowerShares Russell Midcap Pure Value Portfolio
PowerShares Russell 2000 Equal Weight Portfolio
PowerShares Russell 2000 Pure Growth Portfolio
PowerShares Russell 2000 Pure Value Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio

Effective immediately, Brian Picken and Aasim Merchant are no longer Portfolio Managers of any of the Funds offered in this Prospectus. Accordingly, all information and references related to each of them are hereby removed from the Prospectus.

Please Retain This Supplement for Future Reference.

P-PS-PRO-1 SUP-3 022916

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 29, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015,

AS PREVIOUSLY SUPPLEMENTED DECEMBER 4, 2015 AND SEPTEMBER 29, 2015

Effective immediately, the Statement of Additional Information is revised as follows:

Brian Picken and Aasim Merchant are no longer Portfolio Managers of any of the Funds offered in this Statement of Additional Information. Accordingly, all information and references related to each of them are hereby removed from the Statement of Additional Information.

In addition, the following information is being added to page 55 following the “Brokerage Transactions” section.

Affiliated Transactions. The Adviser may place trades with Invesco Capital Markets, Inc. (“ICMI”) a broker-dealer with whom it is affiliated, provided the Adviser determines that ICMI’s trade execution abilities and costs are at least comparable to those of non-affiliated brokerage firms with which the Adviser could otherwise place similar trades. ICMI receives brokerage commissions in connection with effecting trades for the Funds and, therefore, use of ICMI presents a conflict of interest for the Adviser. Trades placed through ICMI, including the brokerage commissions paid to ICMI, are subject to procedures adopted by the Board.

Please Retain This Supplement for Future Reference.

P-PS-SAI-TRUSTI-SUP-3 022916